Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income before income taxes
The components of income before income taxes were as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
United States	$(106,467)	$(16,269)	$(13,534)
Foreign	47	262	—
Total loss before income taxes	$(106,420)	$(16,007)	$(13,534)

Schedule of provisions (benefits) for income taxes
The provisions (benefits) for income taxes and the reasons for the differences between the provisions (benefits) for income taxes and income tax provisions (benefits) using the U.S. federal income tax rate were as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
Current -
Federal	$—	$(159)	$—
State	196	1	(36)
Foreign	(27)	78	—
	169	(80)	(36)
Deferred -
Federal	—	(3)	(3)
State	—	—	—
	—	(3)	(3)
Provision (benefit) for income taxes	$169	$(83)	$(39)

Federal income tax provision (benefit) at statutory rate	$(22,348)	$(3,362)	$(2,842)
State taxes, net of federal	(1,744)	(215)	(551)
Research and experimentation tax credit	(342)	(179)	(118)
Change in valuation allowance	28,361	3,523	3,184
Stock compensation	(6,863)	406	225
Dividends received deduction	—	(308)	—
Section 162m limitation on executive compensation	2,467	—	—
Permanent differences and other	638	52	63
Provision (benefit) for income taxes	$169	$(83)	$(39)

Schedule of components of deferred tax assets and liabilities
The components of deferred tax assets and liabilities were as follows:
(in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets:
Fixed assets and intangibles	$ 17	$135
Leases	378	106
Accrued expenses	2,741	2,066
Net operating loss carryforward	31,868	6,679
Stock options	5,508	—
Investment difference	—	148
R&D credit carryforward	616	325
Other	402	—
Subtotal	41,530	9,459
Less: valuation allowance	(40,760)	(9,297)
Total deferred tax assets	770	162

Deferred tax liabilities:
Leases	(370)	(101)
Prepaid expenses	(400)	(61)
Total deferred tax liability	(770)	(162)
Net deferred tax asset (liability)	$—	$—

Schedule of changes in our accruals for unrecognized tax benefits
We account for uncertainty in taxes in accordance with authoritative guidance. Changes in our accruals for unrecognized tax benefits were as follows:
	Year ended December 31,
(in thousands)	2021	2020
Balance at beginning of period	$81	$45
Increase for tax positions related to the current year	636	36
Decrease for tax positions related to prior years	—	—
Balance at end of period	$717	$81